Accounts receivable - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Trade and other receivables [abstract]
Percentage of customer balance account receivable	16.00%	15.00%
Accounts receivable in aggregate amount	$ 6.6	$ 8.3